RESTATEMENT OF FINANCIAL STATEMENTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 624,724	$ 1,727,763	$ 2,592,945	$ 3,505,330
Accounts receivable, net	619,412	142,229
Other receivables, net	67,059	1,670,681
Advances to suppliers - third parties	598,095	1,603,566
Advance to supplier - related party	875,044	1,498,627
Inventories, net	3,975,114	4,083,338
Tax receivable		0
Deferred tax asset		0
Current assets held for discontinued operation	70,093	2,663,313
Total Current Assets	6,829,541	13,389,517
Deposits for purchase of property, plant and equipment-related party		0
Property and equipment, net	2,249,185	2,694,167
Intangible assets, net	4,448,804	5,014,470
Long-term prepaid expenses	308,925	142,377
Other assets held for discontinued operation	0	1,651
Total Assets	13,836,455	21,242,182
CURRENT LIABILITIES:
Short-term borrowings	1,541,000	2,440,500
Accounts payable	275,551	67,094
Advances from customers	42,980	61,443
Accrued expenses and other current liabilities	1,798,354	460,613
Taxes payable	114,112	134,814
Warranty obligation	11,708	134,220
Current liabilities held for discontinued operation	407,257	351,684
Total Current Liabilities	6,366,854	3,650,368
OTHER LIABILITIES
Warrants liability	162,736	553,060
Total Liabilities	6,529,590	4,203,428
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 6,194,475 and 5,808,675 shares issued and outstanding at December 31, 2015 and 2014, respectively	16,918	15,864
Additional paid in capital	19,810,905	18,719,965
Retained earnings	(16,377,900)	(6,154,770)
Accumulated other comprehensive income	2,989,116	3,400,199
Total Dehaier Medical Systems Limited shareholders' equity	6,439,039	15,981,258
Non-controlling interest	867,826	1,057,496
Total equity	7,306,865	17,038,754	37,678,624	$ 34,068,296
Total liabilities and equity	$ 13,836,455	21,242,182
Scenario, Previously Reported [Member]
CURRENT ASSETS:
Cash and cash equivalents		1,727,763	2,592,945
Accounts receivable, net		169,765
Other receivables, net		1,693,466
Advances to suppliers - third parties		1,929,663
Advance to supplier - related party		0
Inventories, net		4,119,330
Tax receivable		138,986
Deferred tax asset		407,539
Current assets held for discontinued operation		20,908,018
Total Current Assets		31,094,530
Deposits for purchase of property, plant and equipment-related party		1,498,627
Property and equipment, net		2,694,167
Intangible assets, net		5,014,470
Long-term prepaid expenses		0
Other assets held for discontinued operation		6,643,480
Total Assets		46,945,274
CURRENT LIABILITIES:
Short-term borrowings		2,440,500
Accounts payable		67,094
Advances from customers		61,443
Accrued expenses and other current liabilities		477,387
Taxes payable		134,814
Warranty obligation		134,220
Current liabilities held for discontinued operation		362,791
Total Current Liabilities		3,678,249
OTHER LIABILITIES
Warrants liability		553,060
Total Liabilities		4,231,309
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 6,194,475 and 5,808,675 shares issued and outstanding at December 31, 2015 and 2014, respectively		15,864
Additional paid in capital		18,719,965
Retained earnings		19,142,337
Accumulated other comprehensive income		3,382,707
Total Dehaier Medical Systems Limited shareholders' equity		41,260,873
Non-controlling interest		1,453,092
Total equity		42,713,965
Total liabilities and equity		46,945,274
Restatement Adjustment [Member]
CURRENT ASSETS:
Cash and cash equivalents		0	$ 0
Accounts receivable, net		(27,536)
Other receivables, net		(22,785)
Advances to suppliers - third parties		(326,097)
Advance to supplier - related party		1,498,627
Inventories, net		(35,992)
Tax receivable		(138,986)
Deferred tax asset		(407,539)
Current assets held for discontinued operation		(18,244,705)
Total Current Assets		(17,705,013)
Deposits for purchase of property, plant and equipment-related party		(1,498,627)
Property and equipment, net		0
Intangible assets, net		0
Long-term prepaid expenses		142,377
Other assets held for discontinued operation		(6,641,829)
Total Assets		(25,703,092)
CURRENT LIABILITIES:
Short-term borrowings		0
Accounts payable		0
Advances from customers		0
Accrued expenses and other current liabilities		(16,774)
Taxes payable		0
Warranty obligation		0
Current liabilities held for discontinued operation		(11,107)
Total Current Liabilities		(27,881)
OTHER LIABILITIES
Warrants liability		0
Total Liabilities		(27,881)
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 6,194,475 and 5,808,675 shares issued and outstanding at December 31, 2015 and 2014, respectively		0
Additional paid in capital		0
Retained earnings		(25,297,107)
Accumulated other comprehensive income		17,492
Total Dehaier Medical Systems Limited shareholders' equity		(25,279,615)
Non-controlling interest		(395,596)
Total equity		(25,675,211)
Total liabilities and equity		$ (25,703,092)